Share-based payments - estimated the fair value of the share options granted (Details)	Nov. 18, 2019 $ / shares	May 16, 2019 $ / shares	May 15, 2019 $ / shares	Nov. 19, 2018	Aug. 23, 2018	Jun. 15, 2018	May 22, 2018	Mar. 28, 2018	Dec. 31, 2019	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Share-based payments
Share price on date of issuance	$ 11.08	$ 9.40	$ 9.10
Expected volatility	82.00%	82.00%	82.00%	80.00%	70.00%	83.00%	82.00%	96.00%
Expected life of share options (in years)	6	6	6	6	6	6	6	6
Risk-free interest rate	1.40%	1.59%	1.59%	2.47%	2.25%	2.19%	2.30%	2.14%
Number of share options issued	82,200	484,940	13,300	3,300	90,000	11,550	91,800	3,300	1,109,943	1,109,943	624,478	531,828